Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred Shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred Shares, share authorized (in Shares)		100,000,000	100,000,000
Preferred Shares, share issued (in Shares)		0	0
Preferred Shares, share outstanding (in Shares)		0	0
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000	400,000,000
Ordinary shares, shares issued	43,301,723	34,677,492	9,776,421
Ordinary shares, shares outstanding (in Shares)	43,301,723	34,677,492	9,776,421